Financial Income (Expenses), Net - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income (Expenses), Net [Abstract]
Exchange differences, net
Remeasurement of warrants liabilities	3	91	4,024
Bank deposits	20	100	79
Finance income in respect of loans from others			3,845
Total Income	23	191	7,948
Exchange differences, net	419	84	933
Finance expense, net	359	1,422	3,801
Bank commissions and other financial expenses	10	10	8
Total expenses	788	1,516	4,742
Total financial (income) expenses, net	$ 765	$ 1,325	$ 3,206